Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

a)

During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at December 31, 2015.

b)

In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which the Partnership purchased in August 2015 from a 67%-owned subsidiary. The FSO conversion project is expected to cost approximately $279 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization. As at December 31, 2015, payments made towards this commitment totaled $141.1 million and the remaining payments required to be made are $120.7 million (2016) and $17.3 million (2017). Following scheduled completion of the conversion in early-2017, the newly converted FSO unit will commence operations under a three-year time-charter contract to Statoil, which includes 12 additional one-year extension options.

c)

In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. The Partnership has agreed to acquire these newbuildings for a total cost of approximately $232 million. As at December 31, 2015, payments made towards these commitments totaled $91.7 million and the remaining payments required to be made under these newbuilding contracts are $140.6 million (2016). The Partnership will finance the newbuilding installments primarily from long-term debt financing of $185 million secured for these vessels in July 2015, and to a lesser extent, through existing liquidity.

d)

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS, a Norway-based company focused on high-end UMS. Concurrently with this transaction, the Partnership acquired three UMS newbuildings ordered from COSCO (Nantong) Shipyard (COSCO) in China that are expected to cost approximately $596 million in aggregate, including estimated site supervision costs and license fees to be paid to Sevan to allow for use of its cylindrical hull design in these UMS and $30.0 million from the Partnership’s assumption of Logitel’s obligations under a bond agreement from Sevan. As at December 31, 2015, payments made towards these commitments totaled $193.8 million and the remaining payments required to be made under these newbuilding contracts are $186.8 million (2016), $15.7 million (2017), $15.6 million (2018) and $184.1 million (2019). During the second quarter of 2015, the Partnership exercised its options to defer the delivery of its second UMS newbuilding by up to one year, and the delivery and all related construction work of its third UMS by 120 days. The Partnership may decide to exercise an additional option to further defer the delivery of its third UMS by an additional two years. The Partnership is also considering cancelling the newbuilding contracts for the two UMS newbuildings, which are owned in separate subsidiaries of the Partnership. The Partnership took delivery of one UMS, the Arendal Spirit, in February 2015 and, subsequent to an additional deferral relating to the third UMS, the remaining two units are scheduled to deliver in late-2016 and mid-2019, respectively. The Partnership financed the Arendal Spirit through long-term debt financing and its existing liquidity.

e)

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture with Odebrecht. The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with Petroleo Brasileiro S.A. (Petrobras). The FPSO conversion is expected to cost approximately $1.0 billion. As at December 31, 2015, payments made by the joint venture towards these commitments totaled $251.6 million and the remaining payments required to be made by the joint venture are $739.4 million (2016) and $13.6 million (2017). The Partnership intends to finance its share of the conversion through existing long-term debt financing within the joint venture, and to a lesser extent, through existing liquidity. The joint venture secured a $248 million short-term loan in late-2014, which was refinanced in 2015 with a long-term debt facility providing total borrowings of up to $804 million for the FPSO unit (see note 20).

f)

In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million (see note 11g). The Petrojarl I is undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard in the Netherlands with an estimated cost of approximately $267 million, which includes the cost of acquiring the Petrojarl I. The FPSO is scheduled to commence operations in the fourth quarter of 2016 under a five-year fixed-rate charter contract with QGEP. As at December 31, 2015, payments made towards these commitments, including the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $146.1 million and the remaining payments required to be made are $121.0 million (2016). The Partnership intends to finance the remaining upgrade payments through existing long term debt financing for the FPSO unit and, to a lesser extent, with its existing liquidity. The Partnership secured a $180 million long-term loan in June 2015 and made partial draw downs on the facility during 2015 to finance thePetrojarl I FPSO upgrade payments.

g)

In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. These contracts were initially being serviced by three third party-owned shuttle tankers operating on the East Coast of Canada, which were chartered-in to the Partnership. One of these vessels was replaced by one of the Partnership’s existing shuttle tankers, the Navion Hispania, during the third quarter of 2015. The Partnership has entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings for a fully built-up cost of approximately $368 million. These vessels will replace the existing vessels servicing the East Coast of Canada. The three newbuildings are expected to be delivered in the fourth quarter of 2017 through the first half of 2018. As at December 31, 2015, payments made towards these commitments totaled $33.8 million and the remaining payments required to be made under these newbuilding contracts are $35.6 million (2016), $229.7 million (2017), and $68.6 million (2018). The Partnership intends to finance the newbuilding installments through its existing liquidity and expects to secure long-term debt financing for these vessels prior to their scheduled deliveries.

h)

In December 2015, the Partnership entered into a put and call option agreement with its 50/50 joint venture partner, Odebrecht, relating to the FPSO conversion for the Libra field. The agreement provides Odebrecht with a put option to sell 15%, 20% or 25% of its shares in the joint venture to the Partnership for consideration of $24.1 million, $32.1 million and $40.2 million, respectively. The exercise date for the put option is April 25, 2016 with a settlement date on May 25, 2016. Upon exercising of the put option, the agreement further provides Odebrecht with a call option to repurchase the shares sold pursuant to the put option, for the same consideration from the put option plus 20% per annum from the put option date until the call option date as well as an additional $7.5 million. The exercise date for the call option is August 31, 2017 with settlement on January 5, 2018. The Partnership expects to finance the put option, if exercised, with its existing liquidity.

i)

In March 2016, Petrobras claimed that the Partnership’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s charter contract should have resulted in a corresponding 2% rate reduction on the FPSO charter contract with Petrobras. The Partnership disagrees with this claim. The Partnership has estimated the total claim to be approximately $7.5 million, consisting of $4.4 million relating to 2% of the charter hire previously paid by Petrobras to the Partnership for the period from November 2011 up to the end of 2015, and $3.1 million relating to 2% of estimated future charter hire from 2016 to the end of the term of the FPSO contract with Petrobras.

j)

In February 2016, a special committee of the Board of Directors of Sevan Marine ASA (or Special Committee), responding to allegations made by certain minority shareholders of Sevan Marine ASA (or Sevan), advised that they had initiated a review of the legality of the agreements between Sevan and CeFront Technology AS (or CeFront) relating to the transfer to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively Logitel Offshore) in 2013 of two hulls to be converted into floating accommodation units, including the $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan) granted by Sevan Holding V AS to Logitel Offshore Pte. Ltd. (or the 2013 Transaction). This review also included a review of the legality of the agreements between Sevan and the Partnership entered into in connection with the 2014 transaction whereby the Partnership acquired Logitel Offshore from CeFront (or the 2014 Transaction). The Special Committee advised the Partnership by letter dated February 16, 2016 that it had obtained legal advice indicating that Sevan had failed to obtain the necessary shareholder approvals in connection with both the 2013 Transaction and the 2014 Transaction. The Special Committee also advised that, in its view, the $60 million bond loan to Logitel Offshore represents lending to a related party of a Sevan shareholder, which is in breach of mandatory limitations on such financings in Norwegian corporate law. The Special Committee has advised the Partnership that the failure to obtain the necessary approval of their shareholders would render certain of the agreements in the 2013 Transaction and 2014 Transaction either void or voidable, exposing the Partnership to potential claims for restitution as mandated by Norwegian corporate law. As a result, Sevan claims that the Partnership/Logitel owes Sevan approximately $50 million, respresenting the unpaid amount of the original $60 million bond loan. As at December 31, 2015, the Partnership had accrued a bond loan payable amount of $18.8 million, based upon the terms of the agreements as entered into by Sevan, Logitel and the Partnership. The Partnership is in discussions with Sevan regarding the potential financial impact on the Partnership of the failure of Sevan to obtain the necessary shareholder approvals of the 2013 Transaction and 2014 Transaction.